Long-Term Investments - Additional Information (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2018 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Summary Of Investment Holdings [Line Items]
Carrying value of equity investments		¥ 120,000,000		¥ 213,000,000
Unrealized gains (upward adjustment)		0		0	¥ 0
Cumulative impairment charges		176,000,000
Impairment related to investments without readily determinable fair value recognized		92,300,000		0	0
Equity method investments		15,800,000		16,800,000
Loss from equity method investments		(1,500,000)	$ (208)	(4,081,000)	(3,967,000)
Expected credit loss				36,900,000
Carrying amount of held-to-maturity debt investments		119,000,000		119,000,000
Debt investment principle amount	¥ 120,000,000
Maturity term	2026-07
Interest income		¥ 0		0	0
Indonesia
Summary Of Investment Holdings [Line Items]
Cash consideration					¥ 3,000,000
PRC
Summary Of Investment Holdings [Line Items]
Decrease in equity investments due to disposal of two joint ventures				¥ 80,000,000